Kathleen T. Ives, Esq.
Vice President and
Senior Counsel

December 1, 2004

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

            Re:   Oppenheimer Discovery Fund
                  Reg. No. 33-371; File No. 811-4410

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that,  with respect to the Prospectus and Statement of Additional  Information of
the  Registrant,  dated  November 26, 2004, no changes were made to the  Prospectus  and the
Statement of  Additional  Information  contained in  Post-Effective  Amendment No. 33 to the
Registrant's  Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on November 24, 2004.

Very truly yours,

/s/ Kathleen T. Ives
---------------------------

Kathleen T. Ives
Vice President &
Senior Counsel
(303) 768-3331

cc:  Vincent DiStenfano, Securities and Exchange Commission
     Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Ms. Gloria LaFond